Significant Accounting Policies - Liquidity and Capital Resources (Details) - USD ($)			2 Months Ended	3 Months Ended	9 Months Ended
	Jan. 24, 2020	Jan. 15, 2020	Feb. 29, 2020	Mar. 31, 2020	Sep. 30, 2020
Cash					$ 255,827
Working capital					14,330
Capital contribution by sponsor	$ 25,000			$ 25,000
Proceeds from loan	300,000		$ 300,000
Working Capital Loan	$ 0
Sponsor
Capital contribution by sponsor					25,000
Proceeds from loan					300,000
Working Capital Loan					$ 230,000
Sponsor | Class B common stock
Capital contribution by sponsor		$ 25,000